Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of assets and liabilities deconsolidated on the date of the disposal (Detail)
$ in Thousands, $ in Millions
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Jul. 01, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Nov. 23, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Current assets
Cash	$ 33,700,949	$ 1,736		$ 38,679,891	$ 1,992		$ 35,917,907	$ 19,745,656
Subscribers, distributors, recoverable taxes, contract assets and other, net	199,424,202	10,272		202,846,597
Inventories, net	23,995,133	1,236		24,185,310
Other current assets, net	10,565,422	544		9,452,252
Total current assets	361,003,710	18,595		404,156,669
Non-current assets:
Property, plant and equipment	657,226,210	33,853		731,196,679			722,929,631	$ 639,343,370
Intangibles, net	128,893,422	6,639		143,225,764
Goodwill	141,121,365	7,269		136,578,194			143,052,859
Deferred income taxes	128,717,811	6,630		127,287,934			115,370,240
Other assets, net	39,581,622	2,039		39,956,090
Rights of use	121,874,096	6,278		90,372,393			101,976,844
Total assets	1,618,099,344	83,347		1,689,649,849			1,625,048,227
Non-current lease liabilities	101,246,574	5,215		71,021,868
Current payables to related parties	7,224,218	372		4,216,882
Short term liability related to rigth of use of assets	32,902,237	1,695		27,632,357
Accounts payable	174,472,769	8,987		206,487,681
Income tax	29,174,066	1,503		33,247,318
Total liabilities	$ 1,180,270,071	$ 60,794		$ 1,235,608,123			$ 1,309,930,609
Discontinued operations [member] | Tracfone Wireless Inc Tracfone [member]
Current assets
Cash						$ 338,439
Subscribers, distributors, recoverable taxes, contract assets and other, net						12,368,407
Inventories, net						9,604,658
Other current assets, net						389,052
Total current assets						22,700,556
Non-current assets:
Property, plant and equipment						1,989,498
Intangibles, net						555,012
Goodwill						2,695,557
Deferred income taxes						1,094,756
Other assets, net						327,546
Rights of use						1,625
Total assets						29,364,550
Short term liability related to rigth of use of assets						1,625
Accounts payable						17,446,513
Income tax						3,267,585
Deferred revenue						13,187,667
Total liabilities						33,903,390
Net assets directly associated with disposal group						$ (4,538,840)
Discontinued operations [member] | Claro Panama [Member]
Current assets
Cash			$ 24,202
Subscribers, distributors, recoverable taxes, contract assets and other, net			666,114
Inventories, net			169,851
Other current assets, net			4,457
Total current assets			864,624
Non-current assets:
Property, plant and equipment			1,102,062
Intangibles, net			1,810,964
Deferred income taxes			126,904
Other assets, net			12,291
Rights of use			975,019
Total assets			4,807,328
Trade and other noncurrent receivables			42,368
Non-current lease liabilities			855,969
DeferredIncomeClassifiedNonCurrent			129,062
Current payables to related parties			1,159
Short term liability related to rigth of use of assets			198,289
Accounts payable			576,522
Income tax			24,981
Total liabilities			1,912,886
Net assets directly associated with disposal group			$ 2,894,442